Leases - Summary of Minimum Future Payments of Leases (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	$ 3,375,894	$ 1,482,335
From 1 to 5 years	33,148,561	28,848,350
More than 5 years	14,973,281	12,289,277
TOTAL	51,497,736	$ 42,619,962
Leases in U.S. dollars
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	2,878,760
From 1 to 5 years	26,590,697
More than 5 years	14,973,281
Leases in local currency
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	497,134
From 1 to 5 years	6,557,864
More than 5 years	$ 0